Gross Carrying Amount, Accumulated Amortization and Net Book Value of Land Use Right (Detail)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Operating Leased Assets [Line Items]
Land use right	¥ 85,160,348	$ 13,088,906	¥ 85,160,348
Less: accumulated amortization	(20,649,782)	(3,173,814)	(18,728,872)
Net book value	¥ 64,510,566	$ 9,915,092	¥ 66,431,476